General and Administration	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
General And Administration
20.	GENERAL AND ADMINISTRATION
General and administration for the Company consists of the following components by
n
ature:

	2020	2019
Salaries and benefits	$12,497	$6,904
Share-based compensation	6,751	5,017
Professional fees	12,814	3,672
Office and other expenses	7,638	3,899
Amortization	692	484

Total general and administration	$40,392	$19,976